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                                   SUPPLEMENT
                             DATED JANUARY 25, 2008
                                     TO THE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

The Prospectus referenced above is revised as follows:

THE HARTFORD CAPITAL APPRECIATION FUND

Effective January 25, 2008, The Hartford Capital Appreciation Fund Class R3, R4 and R5 Shares are now open to all retirement plan investors. The introductory language appearing on page 8 of the above captioned prospectus for The Hartford Capital Appreciation Fund is deleted in its entirety.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.